Concentrations (Details) - Schedule of Suppliers Accounts Payable - Supplier Concentration Risk [Member] - Accounts Payable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Supplier B [Member]
Concentration Risk [Line Items]
Total accounts payable, Amount	$ 58,134
Total accounts payable, Percentage	10.00%
Supplier F [Member]
Concentration Risk [Line Items]
Total accounts payable, Amount	$ 57,808	$ 59,195
Total accounts payable, Percentage	10.00%	11.00%
Supplier D [Member]
Concentration Risk [Line Items]
Total accounts payable, Amount	$ 250,609	$ 256,623
Total accounts payable, Percentage	42.00%	47.00%
Supplier C [Member]
Concentration Risk [Line Items]
Total accounts payable, Amount	$ 84,955
Total accounts payable, Percentage	14.00%
Supplier [Member]
Concentration Risk [Line Items]
Total accounts payable, Amount	$ 451,506	$ 315,818
Total accounts payable, Percentage	76.00%	58.00%